RELATED PARTIES - Balances with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current liabilities
Credit balance in “accrued expenses and other current liabilities”	$ 199	$ 174
Non-current liabilities
Derivative financial instruments	$ 11	$ 144